Business Combinations (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of the aggregate consideration paid and the aggregate amounts of the assets acquired and liabilities assumed
Accounts receivable	$ 20.1	$ 28.9
Inventory	161.6	123.7
Other current assets	2.7	0.6
Property and equipment	34.1	64.2
Indefinite-lived intangibles	191.4	115.1
Other non-current assets	9.0	0.7
Current liabilities	(79.5)	(59.7)
Non-current liabilities	(1.3)	(23.3)
Total cash used in acquisitions	$ 338.1	$ 250.2